11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
December 23, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
CIK No. 0000828806
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Fund”) that the Prospectuses relating to the Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares and the Statement of Additional Information relating to the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, as applicable, of:
Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio,
that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 72 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 18, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (917) 523-3911 or Monique.McClure@invesco.com.

Very truly yours,
/s/ Monique McClure
Monique McClure Attorney